Equity Method Investments and Variable Interest Entities (Details) - USD ($) $ in Millions		3 Months Ended
	Jan. 01, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Oct. 17, 2017
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Equity Method Investment, Summarized Financial Information, Revenue		$ 136.0	$ 58.3
Equity Method Investment, Summarized Financial Information, Cost of Sales		85.1	33.4
Equity Method Investment, Summarized Financial Information, Depreciation and Amortization		13.4	16.6
Equity Method Investment, Summarized Financial Information, Selling, general and administrative expense		5.2	6.4
Equity Method Investment, Summarized Financial Information, Gain (Loss) on disposal of property, plant and equipment		0.6	0.1
Equity Method Investment, Summarized Financial Information, Income (Loss) from Continuing Operations		31.7	1.8
Equity Method Investment, Summarized Financial Information, Interest Expense		(9.7)	(5.6)
Equity Method Investment, Summarized Financial Information, Income Tax Expense (benefit)		7.7	(1.2)
Equity Method Investment, Summarized Financial Information, Net Income (Loss)		14.3	(2.6)
Income (Loss) from Equity Method Investments		7.1	(1.3)
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investment, Summarized Financial Information, Current Assets		367.8		$ 348.9
Equity Method Investment, Summarized Financial Information, Noncurrent Assets		925.8		727.0
Equity Method Investment, Summarized Financial Information, Assets		1,293.6		1,075.9
Equity Method Investment, Summarized Financial Information, Current Liabilities		183.0		112.2
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities		1,053.4		949.1
Equity Method Investment, Summarized Financial Information, Liabilities		1,236.4		1,061.3
Long-term note receivable from unconsolidated subsidiary		454.5		456.0
Interest income		11.1	6.9
Revenue from Related Parties		47.2	23.3
Proceeds from disposals of property and equipment		0.4	1.3
Gain (Loss) on Disposition of Property Plant Equipment		$ 0.3	1.3
Saudi Arabia Joint Venture [Member] | Parent Company [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Income (Loss) from Equity Method Investments		$ 7.1
Equity Method Investment, Summarized Financial Information [Abstract]
Interest income			(1.3)
Accounts Payable, Related Parties		3.0		6.1
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure [Abstract]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets		558.0		566.0
Variable Interest Entity, Nonconsolidated, Carrying Amount, Liabilities		3.0		6.1
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount		555.0		559.9
Accounts Receivable [Member] | Saudi Arabia Joint Venture [Member] | Parent Company [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Accounts Receivable, Related Parties		50.8		$ 68.8
Prepaid Expenses and Other Current Assets [Member] | Saudi Arabia Joint Venture [Member] | Parent Company [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Due from Joint Ventures, Current		5.7
Rig Management Services [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Costs and Expenses, Related Party		0.0	10.6
Secondment Revenue [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue from Related Parties		20.9	14.3
Lease Revenue [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue from Related Parties		21.4	0.0
Transition Services Revenue [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue from Related Parties		4.9	9.0
ARO Drilling [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Proceeds from disposals of property and equipment		0.3	1.2
Gain (Loss) on Disposition of Property Plant Equipment		$ 0.0	0.6
Saudi Aramco [Member] | Saudi Arabia Joint Venture [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
London Interbank Offered Rate (LIBOR) [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Loans Receivable, Basis Spread on Variable Rate					2.00%
Interest Income [Member] | Saudi Arabia Joint Venture [Member] | Parent Company [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Interest income	$ 1.3	$ 5.7	2.8
Operating Segments [Member]
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Income (Loss) from Equity Method Investments		0.0	0.0
Operating Segments [Member] | ARO Segment [Member]
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Income (Loss) from Equity Method Investments		0.0	$ 0.0
Bess Brants and Ernest Dees [Member] | Accounts Receivable [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Accounts Receivable, Related Parties		14.3
EXL I and EXL IV [Member] | Accounts Receivable [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Accounts Receivable, Related Parties		$ 14.3